Segment Reporting	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Reporting

Note 13 - Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

The Group has three primary operating segments (1) futures and securities brokerage services, (2) insurance brokerage services and (3) market making trading (CFD trading) services. The Group's futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group's insurance brokerage segment generates commissions by providing insurance brokerage services to high-net-worth individuals. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The other segment houses the Group's proprietary trading activities in investment securities, futures and derivatives, manages the deployment of capital throughout the group, and also includes executive management functions and corporate overhead.

	Futures and securities brokerage services	Insurance brokerage services	Market making trading (CFD trading)	Other	Total

Six months ended June 30, 2020

Revenue	$617,242	$638,574	5,126,239	$48,461	$6,430,516

Commissions	387,439	315,083	59,539	-	762,061
Compensation	607,139	135,312	-	743,709	1,486,160
Occupancy	3,119	142,052	3,600	174,453	323,224
Communication and technology	208,672	2,393	257,311	1,286	469,662
General and administrative	34,396	24,502	105,853	128,037	292,788
Professional fees	800	-	112,506	40,547	153,853
Service fees	-	-	119,379	112,406	231,785
Interest	-	-	4,989	74,354	79,343
Depreciation	10,484	-	-	11,508	21,992
Marketing	222	222	105,013	94,491	199,948
Other operating expenses	3,847	-	19,309	9,346	32,502

	1,256,118	619,564	787,499	1,390,137	4,053,318

Income (loss) from operations	$(638,876)	$19,010	$4,338,740	$(1,341,676)	$2,377,198

Total segment assets	$3,793,041	$214,252	$7,987,408	$3,075,902	$15,070,603

Six months ended June 30, 2019

Revenue	$1,461,652	$1,820,214	$4,703,195	$22,180	$8,007,241

Commissions	982,402	1,032,955	260,073	-	2,275,430
Compensation	599,070	177,570	-	240,999	1,017,639
Occupancy	193,583	25,521	-	17,597	236,701
Communication and technology	228,876	-	135,580	1,120	365,576
General and administrative	83,274	37,281	26,680	173,272	320,507
Professional fees	5,026	2,231	38,446	16,919	62,622
Service fees	-	-	12,538	151,876	164,414
Interest	979	-	-	-	979
Depreciation	13,827	-	-	10,485	24,312
Marketing	248	-	-	-	248
Other operating expenses	2,576	-	4,878	16,232	23,686

	2,109,861	1,275,558	478,195	628,500	4,492,114

Income (loss) from operations	$(648,209)	$544,656	$4,225,000	$(606,320)	$3,515,127

Total segment assets	$8,503,320	$353,481	$3,862,557	$683,852	$13,403,210